Document and Entity Information	Aug. 06, 2020	May 12, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001511337
Document Type	8-K
Document Period End Date	Aug. 06, 2020
Entity Registrant Name	RLJ LODGING TRUST
Entity Incorporation, State or Country Code	MD
Entity File Number	001-35169
Entity Tax Identification Number	27-4706509
Entity Address, Address Line One	3 Bethesda Metro Center Suite 1000
Entity Address, City or Town	Bethesda,
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20814
City Area Code	301
Local Phone Number	280-7777
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security	Common Shares of beneficial interest, par value $0.01 per share
Trading Symbol	RLJ
Security Exchange Name	NYSE
Entity Emerging Growth Company		false